Loans and financing - Amortization of transaction costs (Details) BRL in Thousands	12 Months Ended
Dec. 31, 2017 BRL
Loans and financing
Transaction costs	BRL 318,615
Increase in effective cost of debt (as a percent)	0.31%
Not later than one year
Loans and financing
Transaction costs	BRL 46,987
Later than one year and not later than two years
Loans and financing
Transaction costs	46,987
Later than two years and not later than three years
Loans and financing
Transaction costs	46,214
Later than three years and not later than four years
Loans and financing
Transaction costs	44,652
Later than four years and not later than five years
Loans and financing
Transaction costs	42,210
Later than five years
Loans and financing
Transaction costs	91,565
BNDES
Loans and financing
Transaction costs	34,265
BNDES | Not later than one year
Loans and financing
Transaction costs	4,344
BNDES | Later than one year and not later than two years
Loans and financing
Transaction costs	4,344
BNDES | Later than two years and not later than three years
Loans and financing
Transaction costs	4,334
BNDES | Later than three years and not later than four years
Loans and financing
Transaction costs	4,288
BNDES | Later than four years and not later than five years
Loans and financing
Transaction costs	4,093
BNDES | Later than five years
Loans and financing
Transaction costs	12,862
BNB
Loans and financing
Transaction costs	444
BNB | Not later than one year
Loans and financing
Transaction costs	74
BNB | Later than one year and not later than two years
Loans and financing
Transaction costs	74
BNB | Later than two years and not later than three years
Loans and financing
Transaction costs	74
BNB | Later than three years and not later than four years
Loans and financing
Transaction costs	74
BNB | Later than four years and not later than five years
Loans and financing
Transaction costs	74
BNB | Later than five years
Loans and financing
Transaction costs	74
FDCO
Loans and financing
Transaction costs	2,820
FDCO | Not later than one year
Loans and financing
Transaction costs	282
FDCO | Later than one year and not later than two years
Loans and financing
Transaction costs	282
FDCO | Later than two years and not later than three years
Loans and financing
Transaction costs	282
FDCO | Later than three years and not later than four years
Loans and financing
Transaction costs	282
FDCO | Later than four years and not later than five years
Loans and financing
Transaction costs	282
FDCO | Later than five years
Loans and financing
Transaction costs	1,410
Bonds
Loans and financing
Transaction costs	114,809
Bonds | Not later than one year
Loans and financing
Transaction costs	15,556
Bonds | Later than one year and not later than two years
Loans and financing
Transaction costs	15,556
Bonds | Later than two years and not later than three years
Loans and financing
Transaction costs	15,096
Bonds | Later than three years and not later than four years
Loans and financing
Transaction costs	14,636
Bonds | Later than four years and not later than five years
Loans and financing
Transaction costs	14,636
Bonds | Later than five years
Loans and financing
Transaction costs	39,329
Finnvera
Loans and financing
Transaction costs	81,720
Finnvera | Not later than one year
Loans and financing
Transaction costs	10,215
Finnvera | Later than one year and not later than two years
Loans and financing
Transaction costs	10,215
Finnvera | Later than two years and not later than three years
Loans and financing
Transaction costs	10,215
Finnvera | Later than three years and not later than four years
Loans and financing
Transaction costs	10,215
Finnvera | Later than four years and not later than five years
Loans and financing
Transaction costs	10,215
Finnvera | Later than five years
Loans and financing
Transaction costs	30,645
CRA
Loans and financing
Transaction costs	70,027
CRA | Not later than one year
Loans and financing
Transaction costs	13,610
CRA | Later than one year and not later than two years
Loans and financing
Transaction costs	13,610
CRA | Later than two years and not later than three years
Loans and financing
Transaction costs	13,307
CRA | Later than three years and not later than four years
Loans and financing
Transaction costs	12,251
CRA | Later than four years and not later than five years
Loans and financing
Transaction costs	10,004
CRA | Later than five years
Loans and financing
Transaction costs	7,245
Export credits (prepayment)
Loans and financing
Transaction costs	14,530
Export credits (prepayment) | Not later than one year
Loans and financing
Transaction costs	2,906
Export credits (prepayment) | Later than one year and not later than two years
Loans and financing
Transaction costs	2,906
Export credits (prepayment) | Later than two years and not later than three years
Loans and financing
Transaction costs	2,906
Export credits (prepayment) | Later than three years and not later than four years
Loans and financing
Transaction costs	2,906
Export credits (prepayment) | Later than four years and not later than five years
Loans and financing
Transaction costs	BRL 2,906